Midas Magic, Inc.
                         11 Hanover Square, 12th Floor
                               New York, NY 10005



                                                  June 1, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Midas Magic, Inc. (the "Fund")
          Registration File No. 33-02430; 811-4534
          Final Prospectus and Statement of Additional Information

Ladies and Gentlemen:

     Pusuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of the Fund that:

     (1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 26 to the Fund's Registration Statement, and

     (2) The text of Post-Effective Amendment No. 26 to the Fund's Registration Statement has been filed electronically.

                                                  Very truly yours,
                                                  Midas Magic, Inc.



                                                  By: /s/ Thomas B. Winmill
                                                          President